Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Net sales	$ 2,908.7	$ 2,606.8	$ 2,506.6
Cost of goods sold	(1,857.0)	(1,673.1)	(1,675.6)
Gross profit	1,051.7	933.7	831.0
Selling, general and administrative expenses	(389.6)	(415.8)	(403.6)
Research and development expenses	(34.3)	(32.8)	(37.9)
Restructuring expenses	(11.1)	(84.4)	(15.9)
Asbestos adjustments	(143.9)	(58.2)	(22.0)
Operating income	472.8	342.5	351.6
Interest, net	(47.8)	(54.4)	(50.1)
Loss on early debt extinguishment	(13.1)	0.0	(1.0)
Other income (expense)	0.1	(0.1)	0.1
Income before income taxes	412.0	288.0	300.6
Income tax expense	(149.2)	(46.5)	(71.8)
Net income	$ 262.8	$ 241.5	$ 228.8
Income per share:
Basic (in dollars per share)	$ 0.59	$ 0.55	$ 0.52
Diluted (in dollars per share)	$ 0.59	$ 0.54	$ 0.52
Weighted average common shares outstanding (Millions):
Basic (in shares)	443.7	442.6	441.9
Diluted (in shares)	445.4	444.1	443.0
Comprehensive income, net of tax:
Net income	$ 262.8	$ 241.5	$ 228.8
Cash flow hedges	0.0	0.0	(0.1)
Pension adjustments	(0.4)	0.8	0.0
Currency translation adjustments	55.9	(32.6)	(28.9)
Comprehensive income	$ 318.3	$ 209.7	$ 199.8